Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount	₩ 381,302	₩ 351,711
Borrowings, carrying amount	2,184,996	382,817
Debentures, carrying amount	7,466,852	7,086,187
Accounts payable - other and others, carrying amount	6,762,782	₩ 4,865,519
Non-derivative financial liabilities, carrying amount	16,795,932
Accounts payable - trade, contractual cash flows	381,302
Borrowings, contractual cash flows	2,599,377
Debentures, contractual cash flows	8,762,045
Accounts payable - other and others, contractual cash flows	6,991,641
Non-derivative financial liabilities, contractual cash flows	18,734,365
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, contractual cash flows	381,302
Borrowings, contractual cash flows	259,631
Debentures, contractual cash flows	1,113,075
Accounts payable - other and others, contractual cash flows	4,792,370
Non-derivative financial liabilities, contractual cash flows	6,546,378
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flows	2,339,746
Debentures, contractual cash flows	4,638,381
Accounts payable - other and others, contractual cash flows	1,416,725
Non-derivative financial liabilities, contractual cash flows	8,394,852
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures, contractual cash flows	3,010,589
Accounts payable - other and others, contractual cash flows	782,546
Non-derivative financial liabilities, contractual cash flows	₩ 3,793,135